Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Balance Sheet Components
Note 4. Balance Sheet Components
Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	June 30, 2025	December 31, 2024
Construction-in-progress	$689	$689
Furniture	17	17
Computers and equipment	8	8

Property and equipment, gross	714	714
Less: Accumulated depreciation	(25)	(25)

Property and equipment, net	$689	$689

The Company recognized
no
depreciation expense for each of the six months ended June 30, 2025 and 2024. Costs for long-lived assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. The Company assesses impairment on an annual basis. As of each of June 30, 2025 and December 31, 2024, there was no impairment identified on property and equipment.
Accrued Expenses
Accrued expenses consist of the following (in thousands):

	June 30, 2025	December 31, 2024
Property and equipment, gross	$1,332	$10
Property and equipment, gross	23	23
Property and equipment, gross	—	2

Property and equipment, gross	$1,355	$35

Note 5. Balance Sheet Components
Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2024	2023
Construction-in-progress	$689	$689
Furniture	17	17
Computers and equipment	8	8

Property and equipment, gross	714	714
Less: Accumulated depreciation	(25)	(25)

Property and equipment, net	$689	$689

The Company recognized no depreciation expense for each of the years ended December 31, 2024 and 2023. Costs for long-lived assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. The Company assesses impairment on an annual basis. As of each of December 31, 2024 and 2023, there was no impairment identified on property and equipment.

Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31,
	2024	2023
Accrued other	$35	$37
Accrued research and development costs	—	859

Total accrued expenses	$35	$896